Investments (Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	$ 84,448	$ 2,871
Total liabilities supported by pledged collateral	86,750	3,004
Fixed Maturities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	20,553	2,871
Cash collateral for loaned securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total liabilities supported by pledged collateral	86,750	3,004
Equity securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	$ 63,895	$ 0